Related Party Transactions (Details Narrative) - USD ($)									1 Months Ended	12 Months Ended
	Jul. 13, 2020	May 14, 2019	Mar. 16, 2018	Feb. 01, 2018	May 05, 2016	May 05, 2016	Feb. 25, 2016	Feb. 25, 2015	May 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Loans from related party										$ 50,993	$ 51,867
Due to related parties										$ 30,639	$ 31,164
Exercise price
Restricted stock shares of common stock									78,000
Stock price										$ 0.0039
Board of Directors [Member]
Payments form related party												$ 56,056
Chief Executive Officer [Member]
Payments form related party										$ 136,606	$ 64,377
Bonus payable amount											137,120
Remaining bonus amount											178,256
Remaining due and payable										280,726
Restricted stock shares of common stock									39,000
Nathanielsz Employment Agreement [Member]
Expired date								Feb. 25, 2019
Annual salary										$ 205,680
Percentage of pension of monthly salary										9.50%
Percentage of bonus of annual base salary										200.00%
Nathanielsz Employment Agreement [Member] | Minimum [Member]
Annual salary			$ 205,680
Nathanielsz Employment Agreement [Member] | Maximum [Member]
Annual salary			274,240
AUD Currency [Member] | Board of Directors [Member]
Payments form related party												$ 80,046
AUD Currency [Member] | Chief Executive Officer [Member]
Payments form related party										$ 202,620	90,000
Bonus payable amount											200,000
Remaining bonus amount											260,000
Remaining due and payable										407,380
AUD Currency [Member] | Nathanielsz Employment Agreement [Member]
Annual salary								$ 25,000		300,000
AUD Currency [Member] | Nathanielsz Employment Agreement [Member] | Minimum [Member]
Annual salary			300,000
AUD Currency [Member] | Nathanielsz Employment Agreement [Member] | Maximum [Member]
Annual salary			400,000
Initial Nathanielsz RSUs [Member] | Employment Agreement [Member]
Restricted stock shares of common stock		39,000
Additional Nathanielsz RSUs [Member] | Employment Agreement [Member]
Restricted stock shares of common stock		39,000
Rsus vest, shares		7,800
Gross proceeds from equity financing		$ 4,000,000
Restricted Stock Units [Member] | Employment Agreement [Member]
Restricted stock shares of common stock		78,000
Stock price		$ 4.25
Restricted stock value		$ 331,500
Fair value of stock option using black-scholes model		$ 165,747
Initial Kenyon RSUs [Member] | Services Agreement [Member]
Restricted stock shares of common stock		19,500
Additional Kenyon RSUs [Member] | Services Agreement [Member]
Restricted stock shares of common stock		19,500
Rsus vest, shares		4,875
Gross proceeds from equity financing		$ 4,000,000
North Horizon Pty Ltd [Member]
Lease term					5 years	5 years
Lease expiration date					May 31, 2021
Annual rental payments						$ 28,325
Goods and service tax						2,575
Future minimum payments due										25,700
North Horizon Pty Ltd [Member] | AUD Currency [Member]
Annual rental payments						39,600
Goods and service tax						3,600
North Horizon Pty Ltd [Member] | AUD Currency [Member]
Future minimum payments due										37,295
Current and Former Director [Member]
Loans from related party										50,993	51,867
Former Director [Member]
Due to related parties										30,639	31,164
Nathanielsz [Member] | North Horizon Pty Ltd [Member]
Future minimum payments due					$ 141,629	141,629
Nathanielsz [Member] | North Horizon Pty Ltd [Member] | AUD Currency [Member]
Future minimum payments due					$ 198,000	$ 198,000
Mr. Nathanielsz [Member]
Annual salary				$ 80,904
Payments form related party										30,284	38,463
Mr. Nathanielsz [Member] | Board of Directors [Member]
Payments form related party											150,602
Mr. Nathanielsz [Member] | AUD Currency [Member]
Annual salary				$ 120,000
Mr. Nathanielsz [Member] | AUD Currency [Member]
Payments form related party										$ 44,918	53,772
Mr. Nathanielsz [Member] | AUD Currency [Member] | Board of Directors [Member]
Payments form related party											$ 219,954
James Nathanielsz [Member]
Payments form related party							$ 3,205
James Nathanielsz [Member] | AUD Currency [Member]
Payments form related party							$ 4,481
Mr. Nathanielsz [Member] | Board of Directors [Member]
Officers' compensation		$ 315,376	210,090
Mr. Nathanielsz [Member] | Board of Directors [Member] | Subsequent Event [Member]
Officers' compensation	$ 240,000
Mr. Nathanielsz [Member] | Employment Agreement [Member]
Agreement term		3 years
Agreement renewal term		1 year
Option purchase shares		39,000
Exercise price		$ 4.675
Market price		110.00%
Granted exercise price		$ 4.25
Restricted stock shares of common stock		39,000
Option term		10 years
Options vested, description		The Nathanielsz Options have a term of 10 years from the date of grant. 1/3rd of the Nathanielsz Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Mr. Nathanielsz is employed by the Company and subject to the other provisions of the Employment Agreement. The Initial Nathanielsz RSUs shall vest on the one-year anniversary of the Effective Date, subject to Mr. Nathanielsz's continued employment with the Company through such vesting date. The Additional Nathanielsz RSUs will vest as follows, subject to Mr. Nathanielsz's continued employment with the Company through the applicable vesting date: (i) 7,800 of the Additional Nathanielsz RSUs shall vest upon the Company submitting Clinical Trial Application (the "CTA") for PRP, the Company's lead product candidate ("PRP"), for a First-In-Human study for PRP (the "Study") in an applicable jurisdiction to be selected by the Company, (ii) 7,800 of the Additional Nathanielsz RSUs shall vest upon the CTA being approved in an applicable jurisdiction, (iii) 7,800 of the Additional RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iv) 7,800 of the Additional Nathanielsz RSUs shall vest upon the shares of the Company's Common Stock being listed on a senior stock exchange (NYSE, NYSEMKT or NASDAQ), and (v) the remaining 7,800 of the Additional Nathanielsz RSUs shall vest upon the Company enrolling its first patient in the Study. Each vested restricted stock unit shall be settled by delivery to Mr. Nathanielsz of one share of the Company's common stock and/or the fair market value of one share of common stock in cash, at the sole discretion of the Company's board of directors and subject to the 2019 Plan, on the first to occur of: (i) the date of a Change of Control (as defined in the Employment Agreement), (ii) the date that is ten business days following the vesting of such restricted stock unit, (iii) the date of Mr. Nathanielsz's death or Disability (as defined in the Employment Agreement), and (iv) Mr. Nathanielsz's employment being terminated either by the Company without Cause or by Mr. Nathanielsz for Good Reason (each as defined in the Employment Agreement). In the event of a Change of Control, any unvested portion of the Nathanielsz Options and such restricted stock units shall vest immediately prior to such event.
Stock price		$ 4.25
Restricted stock value		$ 165,747
Exercise price		$ 4.65
Dividend yield		0.00%
Years to maturity		10 years
Risk free rate		2.42%
Expected volatility		268.00%
Mr. Nathanielsz [Member] | AUD Currency [Member] | Board of Directors [Member]
Officers' compensation		$ 460,000	$ 300,000
Mr. Nathanielsz [Member] | AUD Currency [Member] | Board of Directors [Member] | Subsequent Event [Member]
Bonus granted percentage	60.00%
Mr. Nathanielsz [Member] | AUD Currency [Member] | Employment Agreement [Member]
Annual salary		400,000
Dr Kenyon [Member] | AUD Currency [Member] | Services Agreement [Member]
Annual salary		$ 54,000
Dr Kenyon [Member] | Services Agreement [Member]
Agreement term		3 years
Agreement renewal term		1 year
Option purchase shares		19,500
Exercise price		$ 4.25
Market price		100.00%
Granted exercise price		$ 19,500
Option term		10 years
Options vested, description		The Kenyon Options have a term of 10 years from the date of grant. 1/3rd of the Kenyon Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Dr. Kenyon is employed by the Company and subject to the other provisions of the Services Agreement. The Initial Kenyon RSUs shall vest on the one-year anniversary of the Effective Date, subject to Dr. Kenyon's continued employment with the Company through such vesting date. The Additional Kenyon RSUs will vest as follows, subject to Dr. Kenyon's continued employment with the Company through the applicable vesting date: (i) 4,875 of the Additional Kenyon RSUs shall vest upon the Company submitting the CTA for PRP for the Study in an applicable jurisdiction to be selected by the Company, (ii) 4,875 of the Additional Kenyon RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iii) 4,875 of the Additional Kenyon RSUs shall vest upon the shares of the Company's Common Stock being listed on a senior stock exchange (NYSE, NYSEMKT or NASDAQ), and (iv) the remaining 4,875 of the Additional Kenyon RSUs shall vest upon the Company enrolling its first patient in the Study. Each vested Kenyon RSU shall be settled by delivery to Mr. Kenyon of one share of the Company's common stock and/or the fair market value of one share of common stock in cash, at the sole discretion of the Company's board of directors and subject to the Plan, on the first to occur of: (i) the date of a Change of Control (as defined in the Services Agreement), (ii) the date that is ten business days following the vesting of such Kenyon RSU, (iii) the date of Dr. Kenyon's death or Disability (as defined in the Services Agreement), and (iv) Dr. Kenyon's employment being terminated either by the Company without Cause or by Dr. Kenyon for Good Reason (as defined in the Services Agreement). In the event of a Change of Control (as defined in the Services Agreement), 50% of any unvested portion of the Kenyon Options and the Kenyon RSUs shall vest immediately prior to such event.
Stock price		$ 4.25
Exercise price		$ 4.25
Dividend yield		0.00%
Years to maturity		10 years
Risk free rate		2.42%
Expected volatility		268.00%
Dr Kenyon [Member] | Restricted Stock [Member] | Services Agreement [Member]
Restricted stock shares of common stock		39,000
Stock price		$ 4.25
Restricted stock value		$ 165,750
Fair value of stock option using black-scholes model		$ 82,873